Operating Expenses	6 Months Ended
Jun. 30, 2020
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Operating Expenses
Note 6: Operating Expenses
The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Salaries, commissions and allowances	531	609	1,092	1,231
Share-based payments	18	15	35	27
Post-employment benefits	35	34	68	68
Total staff costs	584	658	1,195	1,326
Goods and services (1)	252	313	582	645
Content	63	66	131	129
Telecommunications	14	13	26	23
Facilities	13	18	32	35
Fair value adjustments (2)	3	2	(20)	3
Total operating expenses	929	1,070	1,946	2,161

(1)	Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.

(2)	Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.